Inventories - Changes in Provision for Slow Moving and Obsolete Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes Of Inventories [Abstract]
Beginning balance	€ 12,309	€ 13,252
Provision	1,878	2,109
Utilizations and other changes	(936)	(3,052)
Ending balance	€ 13,251	€ 12,309